Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Subsequent Events

Note 15 - Subsequent Events

Subsequent to March 31, 2025, the Company issued a total of 2,482,668 shares of its common stock consisting of: (i) 22,000 shares included in Common Stock Payable; (ii) 91,000 shares issued for a warrant exercise: and (iii) 2,369,668 shares issued at market price in a private placement for $5,000,000.

In accordance with ASC Topic 855-10, the Company has analyzed its operations subsequent to March 31, 2025, to the date these financial statements were issued and has determined that it does not have any additional material subsequent events to disclose in these financial statements.

Note 15 - Subsequent Events

Subsequent to December 31, 2024, the Company issued a total of 3,586,119 shares of its common stock, consisting of 500,000 shares for services and the balance upon conversion of warrants.

Subsequent to December 31, 2024, The Company had developments in certain legal and litigation matters which are included and detailed in Legal Proceedings above.

In accordance with ASC Topic 855-10, the Company has analyzed its operations subsequent to December 31, 2024 to the date these financial statements were issued and has determined that it does not have any additional material subsequent events to disclose in these financial statements.

Yerbae Brands Corp [Member]
Restructuring Cost and Reserve [Line Items]
Subsequent Events

NOTE 20 - SUBSEQUENT EVENTS

On January 7, 2025, the Company entered into the Arrangement Agreement with Safety Shot, a Delaware corporation, pursuant to which, among other things, Safety Shot will acquire all of the issued and outstanding common shares of Yerbaé. The Arrangement will be implemented by way of a plan of arrangement in accordance with the Business Corporations Act (British Columbia) and is subject to approval by the Supreme Court of British Columbia, the stockholders of Safety Shot and the shareholders of Yerbaé, and subject to other customary closing conditions for a transaction of this nature and size.

On February 13, 2025, Yerbaé granted of an aggregate of 4,115,000 Options and 975,000 RSUs to certain officers, directors and key employees of the Company pursuant to the Plan. The Options are exercisable to acquire up to 4,115,000 Common Shares at an exercise price of $0.105 per Common Share for a period of seven years from the date of grant. All Options vested immediately upon grant. All of the 975,000 RSUs vest 100% on the first anniversary of the date of award. Upon vesting, each RSU represents the right to receive one Common Share in accordance with the Plan.

Subsequent to the year end the board of directors approved a change to the vesting conditions of 877,775 PSUs whereby all performance-based criteria were removed, leaving only a time-based criteria. As a result of the modification, these awards were fully vested on February 13, 2025.